Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2018	2017	2016
Basic
Net income	$14,139	$15,872	$17,217
Preferred stock dividends	959	1,244	1,501
Net income available to common shareholders—basic	$13,180	$14,628	$15,716
Weighted average common shares outstanding—basic	11,971,786	9,906,856	8,010,399
Basic earnings per share	$1.10	$1.48	$1.96
Diluted
Net income available to common shareholders—basic	$13,180	$14,628	$15,716
Preferred stock dividends on convertible preferred stock	959	1,244	1,501
Net income available to common shareholders—diluted	$14,139	$15,872	$17,217
Weighted average common shares outstanding for earnings per common share basic	11,971,786	9,906,856	8,010,399
Add: dilutive effects of convertible preferred shares	1,883,921	2,445,760	2,940,562
Average shares and dilutive potential common shares outstanding—diluted	13,855,707	12,352,616	10,950,961
Diluted earnings per share	$1.02	$1.28	$1.57